CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,980,733)	$ (7,145,320)	$ (5,977,407)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on PPP loans			(2,281,262)
Depreciation	83,404	424,359	827,568
Amortization of finance right-of-use asset	153,546	772,870
Amortization of operating right-of-use asset		207,464
Noncash interest	903,864	5,004,260	710,444
Amortization of debt discount	36,500	145,228	140,544
Bad debt expense	12,510	138,847	105,256
Stock-based compensation		2,157,000	4,712
Change in Earnout Liability		(9,260,000)
Change in fair value of debt		(553,235)
Change in fair value of warrant liability	20,756	(3,234,586)	190,911
Loss on extinguishment of debt		2,597,842
Changes in operating assets and liabilities:
Accounts receivable	383,277	(883,016)	(745,714)
Inventory	(312,099)	(261,176)	(167,836)
Prepaid expenses and other current assets	(117,295)	(1,745,180)	26,174
Other assets	(764,157)	(108,116)	(92,414)
Accounts payable	824,033	1,145,924	180,655
Accrued expenses	299,643	517,277	2,443,435
Operating lease liability	(6,084)	(159,348)
Net cash used in operating activities	(1,462,835)	(10,238,906)	(4,634,934)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(129,409)	(1,353,662)	(301,302)
Net cash used in investing activities	(129,409)	(1,353,662)	(301,302)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from PIPE Equity Financing		9,450,000
Proceeds from SPAC Trust		4,920,826
Issuance costs paid in closings		(8,243,247)
Proceeds from Issuance of Convertible Notes		27,452,121
Proceeds from line of credit	7,000,000	24,362,059	17,543,950
Repayments of line of credit	(7,587,816)	(24,949,874)	(16,956,135)
Proceeds from issuance of subordinated notes	300,000	375,000	2,765,000
Repayments of subordinated notes		(75,000)
Principal payments on finance lease obligations	(255,924)	(1,222,270)	(777,431)
Principal payments on equipment financing obligation	(7,320)	(56,126)	(49,662)
Proceeds from Paycheck Protection Program loans			1,003,112
Proceeds from subordinated loan and security agreement			1,955,067
Repayments of subordinated loan and security agreement	(191,049)	(10,652,314)	(602,637)
Proceeds from issuance of unsecured subordinated promissory notes	3,000,000	5,260,908
Repayments of unsecured subordinated promissory notes	(500,000)	(613,956)
Net cash provided by financing activities	1,757,891	26,008,127	4,881,264
Net increase (decrease) in cash and cash equivalents	165,647	14,415,559	(54,972)
Cash and cash equivalents at beginning of year	1,500,582	1,500,582	1,555,554
Cash and cash equivalents at end of year	1,666,329	15,916,141	1,500,582
Supplemental disclosure of cash flow information
Cash paid for interest	145,654	1,189,279	648,322
Cash paid for franchise taxes	4,085	6,480	7,652
Supplemental disclosure of noncash investing and financing activities:
Acquisition of property and equipment through capital leases	$ 291,031		985,857
Acquisition of property and equipment through finance leases		2,233,834
Addition of ROU assets from finance lease modification		239,000
Conversion of Bridge Notes into Equity		$ 13,080,756
Issuance of stock for repayment of Subordinated Loan and Security agreement and Bridge Loan (secured subordinated loan)		800,000
Issuance of Subordinated convertible notes for repayment of Subordinated Loan and Security agreement and Bridge Loan (secured subordinated loan)		$ 2,547,879
Issuance of common stock warrants in connection with senior and subordinated convertible notes		1,991,503
Issuance of common stock in exchange for investment banking services		$ 7,159,162
Issuance of redeemable convertible preferred stock warrant in connection with subordinated loan and security agreement			$ 143,333